                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:  811-3120

Exact name of registrant as specified in charter:

Delaware Group Tax-Free Money Fund

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:  April 30

Date of reporting period:  April 30, 2003

Item 1.  Reports to Stockholders

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

FIXED INCOME

Annual Report 2003
--------------------------------------------------------------------------------
               DELAWARE TAX-FREE MONEY FUND


[LOGO] POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

-------------------------------------------------------------------
PERFORMANCE SUMMARY                                               2
-------------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                         3

  Statement of Operations                                         5

  Statements of Changes in Net Assets                             6

  Financial Highlights                                            7

  Notes to Financial Statements                                   9
-------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS                                   11
-------------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                       12
-------------------------------------------------------------------


Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2003 Delaware Distributors, L.P.

Delaware
  TAX-FREE MONEY FUND

                    Benefits of Delaware Tax-Free Money Fund
--------------------------------------------------------------------------------

Delaware Tax-Free Money Fund invests in short-term municipal money market securities issued by states, U.S. territories and possessions, and the District of Columbia, as well as their political subdivisions and other entities. The Fund offers several potentially compelling advantages:

[ ] Relative Safety -- Your investment is managed to preserve principal, which can be especially beneficial during volatile markets (although it is always possible to lose principal, even in a money market fund).

[ ] Check writing privileges -- You have the ability to write checks against your account. For investors of Class A shares only.

[ ] Current income -- The Fund seeks a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity.

[ ] Convenient access to other funds in the Delaware Investments Family of Funds -- Investing in other Delaware Investments mutual funds can be as easy as making a toll-free call. When exchanging money from Delaware Tax-Free Money Fund to another fund, you may incur a sales charge.

Whether you wish to preserve capital for a specific financial goal or diversify the risks of stock funds and bond funds in a long-term portfolio, you may be well-served by Delaware Tax-Free Money Fund. Investors should be aware that money market funds are not FDIC insured or bank guaranteed. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

We encourage you to consider your Delaware Tax-Free Money Fund investment in the context of your entire portfolio. Talk to your financial advisor about how Delaware Investments' wide spectrum of equity and fixed-income mutual funds may complement your investment in Delaware Tax-Free Money Fund. Find out how we can help shape your future today.

To obtain a prospectus for any Delaware Investments mutual fund, contact your financial advisor or call Delaware Investments at 800 523-1918. The prospectus contains complete information about the Fund, including fees and expenses. Please read it carefully before you invest. The Fund's exchange offer is subject to termination and its terms are subject to change.

Total Return
For the year ended April 30, 2003                            One Year
Delaware Tax-Free Money Fund-- Class A Shares                 +0.41%
U.S. Consumer Price Index                                     +2.22%
Lipper Tax-Exempt Money Market Funds Average (131 funds)      +0.74%
--------------------------------------------------------------------------------
All performance shown above assumes reinvestment of all dividends. Performance information for all Fund classes and a description of the index and the Lipper Tax-Exempt Money Market Funds Average can be found on page 2. You cannot invest directly in an index. Past performance is not a guarantee of future results.

Unlike money market funds, U.S. Treasuries are guaranteed as to the payment of principal and interest by the U.S. government.

Delaware
  TAX-FREE MONEY FUND

Fund Basics
As of April 30, 2003
--------------------------------------------------------------------------------
Fund Objective:
The Fund seeks a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity.
--------------------------------------------------------------------------------
Total Fund Net Assets:
$20.95 million
--------------------------------------------------------------------------------
Number of Holdings:
28
--------------------------------------------------------------------------------
Fund Start Date:
September 17, 1981
--------------------------------------------------------------------------------
Your Fund Manager:
Michael P. Buckley was formerly a Vice President and Municipal Credit Analyst for T. Rowe Price Associates, Inc. He also has served as an Assistant Director for the Government Finance Research Center of the Government Finance Officers Association, where he managed the Center's financial advisory business. Mr. Buckley is a member of the National Federation of Municipal Analysts and past Treasurer of the Municipal Bond Club of Baltimore.
--------------------------------------------------------------------------------
Nasdaq Symbol:
Class A  DTFXX
--------------------------------------------------------------------------------
CUSIP Number:
Consultant Class  245911201

Fund Performance
Average Annual Total Returns

Through April 30, 2003                                                                                          SEC 7-day
                                                              Lifetime    10 Years    Five Years   One Year       Yield
-------------------------------------------------------------------------------------------------------------------------
Class A
  (Est. 9/17/81)                                               +3.55%      +2.22%       +1.90%      +0.41%        0.49%
Consultant Class
  (Est. 3/15/88)+                                              +3.53%      +2.22%       +1.90%      +0.41%        0.49%
-------------------------------------------------------------------------------------------------------------------------
U.S. Consumer Price Index                                      +3.19%*     +2.47%       +2.49%      +2.22%
-------------------------------------------------------------------------------------------------------------------------
Lipper Tax-Exempt Money Market
  Funds Average (131 funds)                                    +3.84%*     +2.57%       +2.29%      +0.74%
-------------------------------------------------------------------------------------------------------------------------

All performance shown above assumes reinvestment of all dividends. The U.S. Consumer Price Index is calculated by the U.S. Department of Labor and represents the change in the price of goods and services for all urban consumers. The Lipper Tax-Exempt Money Market Funds Average represents the average return of money market funds with similar investment objectives tracked by Lipper (Source: Lipper Inc.). Past performance is not a guarantee of future results.

+Total return for Consultant Class shares for the periods prior to March 15, 1988 is based on the performance of Class A shares. Consultant Class shares are subject to 12b-1 fees; however, the Board of Trustees for the Fund suspended 12b-1 plan payments effective June 1, 1990.

*Assumes a start date of September 30, 1981.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund dividends or redemptions of Fund shares. Delaware Tax-Free Money Fund dividends are generally exempt from federal income tax and, in some cases, state and local taxes. Some income may be subject to the federal alternative minimum tax that applies to certain tax payers. Please consult your tax advisor.

Statement                                           Delaware Tax-Free Money Fund
  OF NET ASSETS                                     April 30, 2003


                                                        Principal       Market
                                                          Amount        Value
*Variable Rate Demand Notes - 87.54%
 Chester County, Pennsylvania Health &
  Higher Education Facilities
  Authority Revenue
  (Simpson Meadows Project)
  1.40% 10/1/30
  (LOC, Allied Irish Bank PLC)                          $1,000,000    $1,000,000
Colorado Educational & Cultural
  Facility Authority Revenue
  (YMCA of Metro Denver Project)
  1.35% 7/1/18
  (LOC, Wells Fargo Bank N.A.)                         1,100,000       1,100,000
Frederick County, Maryland Educational
  Facilities Revenue (Hood College)
  1.35% 6/1/18 (LOC, Wachovia Bank)                    1,000,000       1,000,000
Gulf Coast, Texas Waste Disposal
  Authority Environmental Facilities
  Revenue (Waste Corporation of
  Texas Project) 1.50% 9/1/22 (AMT)
  (LOC, Wells Fargo Bank N.A.)                           500,000         500,000
Idaho State University Foundation
  Income Revenue
  (L.E. & Thelma Stephens Project)
  1.35% 5/1/21
  (LOC, Wells Fargo Bank,N.A.)                         1,000,000       1,000,000
Indianapolis, Indiana Economic
  Development Revenue
  (Visiting Nurse Service Foundation)
  1.37% 3/1/13 (LOC, Fifth Third Bank)                 1,040,000       1,040,000
Lancaster, Pennsylvania Industrial
  Development Authority Revenue
  (Garden Spot Village) Project B
  1.40% 5/1/31 (LOC, Suntrust Bank)                    1,000,000       1,000,000
Lees Summit, Missouri Multifamily
  Housing Revenue
  (Affordable Housing Acquisition)
  Series B 1.59% 7/1/46
  (Bayerische Landesbank)                              1,100,000       1,100,000
Maryland State Health & Higher
  Educational Facilities
  Authority Revenue
  (North Arundel Hospital)
  Series A 1.35% 7/1/32
  (LOC, Citizens Trust Co.)                            1,000,000       1,000,000
Miami County, Indiana Economic
  Development Revenue
  (Dukes Memorial Hospital Project)
  1.35% 10/1/30
  (LOC, Wells Fargo Bank N.A.)                         1,100,000       1,100,000

                                                        Principal       Market
                                                          Amount        Value

*Variable Rate Demand Notes (continued)
 Montgomery County, Pennsylvania
  Higher Education & Health
  Authority Revenue
  (Philadelphia Geriatric Center)
  Series B 1.45% 12/1/33
  (LOC, Allied Irish Bank PLC)                        $1,100,000      $1,100,000
New Castle, Pennsylvania Area
  Hospital Authority Revenue
  (Jameson Memorial Hospital)
  1.30% 7/1/26 (FSA) (SPA, PNC Bank)                     500,000         500,000
Palm Beach County, Florida Revenue
  (Henry Morrison Flagler Project)
  1.40% 11/1/36 (LOC, Northern Trust)                  1,000,000       1,000,000
Palm Beach County, Florida Revenue
  (Jewish Community Campus Project)
  1.35% 3/1/30 (LOC, Northern Trust)                     800,000         800,000
Pennsylvania State Higher Education
  Assistance Agency Student Loan
  Revenue Series A-2 1.40% 1/1/33
  (AMBAC) (AMT) (SPA, Dexia Bank)                        500,000         500,000
Philadelphia, Pennsylvania Hospitals &
  Higher Education Facilities
  Authority Revenue -
  (Philadelphia School) - Series A-3
  1.45% 3/1/19 (LOC, First Union
  National Bank)                                         445,000         445,000
Philadelphia, Pennsylvania Hospitals &
  Higher Education Facilities
  Authority Revenue -
  (Temple East Inc.) - Series B
  1.45% 6/1/14 (LOC, First Union
  National Bank)                                         900,000         900,000
Pittsburgh, Pennsylvania Urban
  Redevelopment Authority
  (Wood Street Commons Project)
  2.125% 12/1/16 (AMT)
  (LOC, Pittsburgh National Bank)                      1,255,000       1,255,000
Shelby County, Tennesse Health
  Educational & Housing Facilities
  Board Revenue (Arbor Lake)
  1.50% 3/1/10 (AMT) (LOC, PNC Bank)                   1,000,000       1,000,000
Webster County, Iowa Education
  Facilities Revenue
  (Fort Dodge Catholic Schools)
  St. Edmond Project 1.35% 7/1/20
  (LOC, Wells Fargo Bank N.A.)                         1,000,000       1,000,000
                                                                     -----------
Total Variable Rate Demand Notes
  (cost $18,340,000)                                                  18,340,000
                                                                     -----------

Statement                                           Delaware Tax-Free Money Fund
  OF NET ASSETS (CONTINUED)


                                                        Principal       Market
                                                          Amount        Value
Municipal Bonds - 13.46%
 Brighton, New York Central
  School District
  4.38% 6/15/03 (FSA)                                    $350,000      $351,300
Indianapolis, Indiana Local Public
  Improvement Board Bank,
  Series A 5.00% 1/1/04 (FSA) (AMT)                       350,000       358,123
Julington, Florida Creek Plantation
  Community Development District
  Assessment Revenue
  1.85% 5/1/03 (MBIA)                                     255,000       255,000
Mississippi State Lease Revenue
  Certificates Participation Series A
  1.20% 4/15/04 (MBIA)                                    600,000       599,430
Muskegon County, Michigan
  (Wastewater Management
  System No. 1)
  1.80% 7/1/03 (FSA) (AMT)                                250,000       250,000
New York State Dormitory Authority
  Revenue (NYSARC Inc.) Series A
  1.50% 7/1/03 (FSA)                                      325,000       325,027
Oklahoma City, Oklahoma Airport Trust
  (Junior Lien) 28th Series
  4.00% 7/1/03 (MBIA) (AMT)                               430,000       431,679
Perkiomen, Pennsylvania Valley School
  District Series A 1.35% 5/1/04 (FSA)                    250,000       250,000
                                                                    -----------
Total Municipal Bonds (cost $2,820,559)                               2,820,559
                                                                    -----------

Total Market Value of Securities - 101.00%
  (cost $21,160,559)**                                               21,160,559
Liabilities Net of Receivables and
  Other Assets - (1.00%)                                               (200,690)
                                                                    -----------
Net Assets Applicable to 20,951,869 Shares
  Outstanding - 100.00%                                             $20,959,869
                                                                    ===========

Net Asset Value - Tax Free Money Fund
  Class A ($20,195,731 / 20,188,051 Shares)                               $1.00
                                                                          -----
Net Asset Value - Tax Free Money Fund
  Consultant Class ($764,138 / 763,818 Shares)                            $1.00
                                                                          -----

 *The rates shown are the rates in effect as of 4/30/03.
**Also the cost for federal income tax purposes.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
SPA - Stand-by Purchase Agreement

See accompanying notes

Statement                                          Delaware Tax-Free Money Fund
  OF OPERATIONS                                    Year Ended April 30, 2003

Investment Income:
  Interest                                                             $348,448
                                                                       --------

Expenses:
  Management fees                                          $108,129
  Registration fees                                          31,887
  Dividend disbursing and transfer agent fees and expenses   30,728
  Reports and statements to shareholders                     18,654
  Professional fees                                          23,425
  Accounting and administration expenses                     10,841
  Trustees' fees                                              8,172
  Custodian fees                                                883
  Other                                                       9,189
                                                           --------
                                                                        241,908

  Less expenses paid indirectly                                          (1,290)
                                                                       --------
  Total expenses                                                        240,618
                                                                       --------
Net Investment Income                                                   107,830
                                                                       --------

Net Increase in Net Assets Resulting from Operations                   $107,830
                                                                       ========

See accompanying notes

Statements                                         Delaware Tax-Free Money Fund
  OF CHANGES IN NET ASSETS

                                                                                          Year Ended
                                                                                    4/30/03        4/30/02
Increase in Net Assets from Operations:
  Net investment income                                                           $   107,830    $   282,430
                                                                                  -----------    -----------

Dividends to Shareholders from:
  Net investment income:
    Class A                                                                           (95,353)      (267,208)
    Consultant Class                                                                   (4,477)       (15,222)
                                                                                  -----------    -----------
                                                                                      (99,830)      (282,430)
                                                                                  -----------    -----------
Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                        11,005,908     16,948,042
    Consultant Class                                                                  774,362      2,442,183

  Net asset value of shares issued upon reinvestment of dividends:
    Class A                                                                            93,276        259,391
    Consultant Class                                                                    4,543         15,386
                                                                                  -----------    -----------
                                                                                   11,878,089     19,665,002
                                                                                  -----------    -----------
  Cost of shares repurchased:
    Class A                                                                       (15,016,796)   (18,211,567)
    Consultant Class                                                               (1,983,111)    (1,523,439)
                                                                                  -----------    -----------
                                                                                  (16,999,907)   (19,735,006)
                                                                                  -----------    -----------
Decrease in net assets derived from capital share transactions                     (5,121,818)       (70,004)
                                                                                  -----------    -----------
Net Decrease in Net Assets                                                         (5,113,818)       (70,004)

Net Assets:
  Beginning of year                                                                26,073,687     26,143,691
                                                                                  -----------    -----------
  End of year                                                                     $20,959,869    $26,073,687
                                                                                  ===========    ===========

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         Delaware Tax-Free Money Fund Class A
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              4/30/03     4/30/02      4/30/01     4/30/00      4/30/99
Net asset value, beginning of period                           $1.000      $1.000       $1.000      $1.000       $1.000

Income from investment operations:
Net investment income                                           0.004       0.011        0.030       0.026        0.024
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.004       0.011        0.030       0.026        0.024
                                                               ------      ------       ------      ------       ------

Less dividends from:
Net investment income                                          (0.004)     (0.011)      (0.030)     (0.026)      (0.024)
                                                               ------      ------       ------      ------       ------
Total dividends                                                (0.004)     (0.011)      (0.030)     (0.026)      (0.024)
                                                               ------      ------       ------      ------       ------

Net asset value, end of period                                 $1.000      $1.000       $1.000      $1.000       $1.000
                                                               ======      ======       ======      ======       ======

Total return(1)                                                 0.41%       1.07%        3.06%       2.61%        2.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $20,196     $24,106      $25,110     $26,742      $28,136
Ratio of expenses to average net assets                         1.00%       1.15%        1.05%       0.99%        1.02%
Ratio of net investment income to average net assets            0.45%       1.07%        3.02%       2.59%        2.37%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         Delaware Tax-Free Money Fund Class B
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              4/30/03     4/30/02      4/30/01     4/30/00      4/30/99
Net asset value, beginning of period                           $1.000      $1.000       $1.000      $1.000       $1.000

Income from investment operations:
Net investment income                                           0.004       0.011        0.030       0.026        0.024
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.004       0.011        0.030       0.026        0.024
                                                               ------      ------       ------      ------       ------

Less dividends from:
Net investment income                                          (0.004)     (0.011)      (0.030)     (0.026)      (0.024)
                                                               ------      ------       ------      ------       ------
Total dividends                                                (0.004)     (0.011)      (0.030)     (0.026)      (0.024)
                                                               ------      ------       ------      ------       ------

Net asset value, end of period                                 $1.000      $1.000       $1.000      $1.000       $1.000
                                                               ======      ======       ======      ======       ======

Total return(1)                                                 0.41%       1.07%        3.06%       2.61%        2.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $764      $1,968       $1,034      $1,186       $1,373
Ratio of expenses to average net assets                         1.00%       1.15%        1.05%       0.99%        1.02%
Ratio of net investment income to average net assets            0.45%       1.07%        3.02%       2.59%        2.37%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value.

See accompanying notes

Notes                                              Delaware Tax-Free Money Fund
  TO FINANCIAL STATEMENTS                          April 30, 2003

Delaware Group Tax-Free Money Fund (the "Trust") is organized as a Delaware business trust and currently offers one series, the Delaware Tax-Free Money Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers two classes of shares, the Delaware Tax-Free Money Fund Class A and the Delaware Tax-Free Money Fund Consultant Class. Neither class has a sales charge.

The investment objective of the Fund is to seek a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity. Though there is no guarantee that this goal will be met, the Fund strives to maintain a stable net asset value of $1.00 per share.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the
Fund:

Security Valuation -- Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $577 for the year ended April 30, 2003. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended April 30, 2003 were approximately $713. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion and 0.30% on average daily net assets in excess of $2.5 billion.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Consultant Class. Effective June 1, 1990, 12b-1 Plan payments to DDLP were suspended but may be reinstated in the future. No distribution expenses are paid by Consultant Class shares.

At April 30, 2003, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                     $2,889
Dividend disbursing, transfer agent fees, accounting
  and other expenses payable to DSC                             317
Other expenses payable to DMC and affiliates                  9,515

3. Dividend and Distribution Information
Income distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends paid during the years ended April 30, 2003 and 2002 were as follows:

                                                              Year Ended
                                                          4/30/03    4/30/02
                                                          -------    -------

Tax-exempt income                                         $99,830    $282,430

Notes                                              Delaware Tax-Free Money Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

4. Capital Shares
Transactions in capital shares were as follows:

                                                            Year Ended
                                                     4/30/03           4/30/02
Shares sold:
  Class A                                           11,005,908       16,948,042
  Consultant Class                                     774,362        2,442,183

Shares issued upon reinvestment of dividends:
  Class A                                               93,276          259,391
  Consultant Class                                       4,543           15,386
                                                   -----------      -----------
                                                    11,878,089       19,665,002
                                                   -----------      -----------
Shares repurchased:
  Class A                                          (15,016,796)     (18,211,567)
  Consultant Class                                  (1,983,111)      (1,523,439)
                                                   -----------      -----------
                                                   (16,999,907)     (19,735,006)
                                                   -----------      -----------
  Net decrease                                      (5,121,818)         (70,004)
                                                   ===========      ===========

5. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market values may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations.

6. Tax Information (Unaudited)
The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended April 30, 2003, the Fund designates distributions paid during the year as follows:

                                       (A)
                                   Tax-Exempt
                                     Income
                                  Distributions
                                   (Tax Basis)
                                  -------------
                                      100%

(A) is based on a percentage of the Fund's total distribution.

Report
  OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
Delaware Group Tax-Free Money Fund -
Delaware Tax-Free Money Fund

We have audited the accompanying statement of net assets of Delaware Tax-Free Money Fund (the "Fund") as of April 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware Tax-Free Money Fund at April 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Philadelphia, Pennsylvania
June 6, 2003

Delaware Investments Family of Funds
  BOARD OF DIRECTORS/TRUSTEES AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Officers and certain background and related information.

                                                                             Principal             Number of           Other
   Name,                      Position(s)                                   Occupation(s)      Portfolios in Fund   Directorships
  Address                      Held with          Length of Time               During           Complex Overseen      Held by
and Birthdate                   Fund(s)               Served                Past 5 Years           by Trustee         Trustee
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   Jude T. Driscoll(2)        Chairman and          3 Years -             Since August 2000,            89              None
   2005 Market Street          Trustee(5)      Executive Officer      Mr. Driscoll has served in
    Philadelphia, PA                                                 various executive capacities
       19103                                     Trustee as of            at different times at
                                                 May 15, 2003           Delaware Investments(1)

   March 10, 1963                                                      Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)

                                                                          Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)

   David K. Downes(3)           President,           10 Years -              Mr. Downes has            107     Director/President -
   2005 Market Street        Chief Executive      Executive Officer       served in various                      Lincoln National
   Philadelphia, PA             Officer,                                 executive capacities                 Convertible Securities
        19103                Chief Financial      4 Years - Trustee       at different times                        Fund, Inc.
                           Officer and Trustee                         at Delaware Investments
   January 8, 1940                                                                                             Director/President -
                                                                                                                 Lincoln National
                                                                                                                 Income Fund, Inc.

-----------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

   Walter P. Babich              Trustee              15 Years              Board Chairman -           107             None
   2005 Market Street                                                 Citadel Constructors, Inc.
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927

   John H. Durham                Trustee             24 Years(4)           Private Investor            107            Trustee -
  2005 Market Street                                                                                             Abington Memorial
  Philadelphia, PA                                                                                                    Hospital
       19103

   August 7, 1937                                                                                               President/Director -
                                                                                                                 22 WR Corporation

   John A. Fry                   Trustee              2 Years                 President -               89             None
 2005 Market Street                                                    Franklin & Marshall College
 Philadelphia, PA                                                        (June 2002 - Present)
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)

                                                                             Principal             Number of           Other
   Name,                      Position(s)                                   Occupation(s)      Portfolios in Fund   Directorships
  Address                      Held with          Length of Time               During           Complex Overseen      Held by
and Birthdate                   Fund(s)               Served                Past 5 Years       by Trustee/Officer  Trustee/Officer
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)

  Anthony D. Knerr               Trustee              10 Years        Founder/Managing Director -      107             None
 2005 Market Street                                                    Anthony Knerr & Associates
 Philadelphia, PA                                                       (Strategic Consulting)
      19103                                                                (1990 - Present)

   December 7, 1938

   Ann R. Leven                  Trustee              14 Years       Treasurer/Chief Fiscal Officer -  107           Director -
 2005 Market Street                                                        National Gallery of Art                 Systemax, Inc.
 Philadelphia, PA                                                              (1994 - 1999)
      19103                                                                                                       Director - Andy
                                                                                                                 Warhol Foundation
   November 1, 1940


   Thomas F. Madison             Trustee              9 Years                President/Chief           107          Director -
   2005 Market Street                                                      Executive Officer -                  CenterPoint Energy
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                Director - Digital
                                                                            and Consulting)                        River Inc.
                                                                        (January 1993 - Present)
   February 25, 1936                                                                                            Director - Rimage
                                                                                                                  Corporation

                                                                                                                Director - Valmont
                                                                                                                 Industries, Inc.


   Janet L. Yeomans              Trustee              4 Years           Vice President/Mergers &       107             None
   2005 Market Street                                                Acquisitions - 3M Corporation
   Philadelphia, PA                                                       (July 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                           various management
                                                                       positions at 3M Corporation
                                                                               since 1983.
-----------------------------------------------------------------------------------------------------------------------------------

OFFICERS

   Richelle S. Maestro      Senior Vice President,    4 Years        Ms. Maestro has served in         107             None
   2005 Market Street          General Counsel                     various executive capacities
    Philadelphia, PA            and Secretary                         at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

   Michael P. Bishof         Senior Vice President    7 Years          Mr. Bishof has served in        107             None
   2005 Market Street            and Treasurer                       various executive capacities
    Philadelphia, PA                                                     at different times at
       19103                                                             Delaware Investments.

   August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Downes is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager, distributor, accounting service provider and transfer agent.
(4) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(5) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Tax-Free Money Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Money Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                           Affiliated Officers                        Contact Information
Jude T. Driscoll                            Michael P. Bishof                          Investment Manager
Chairman                                    Senior Vice President and Treasurer        Delaware Management Company
Delaware Investments Family of Funds        Delaware Investments Family of Funds       Philadelphia, PA
Philadelphia, PA                            Philadelphia, PA
                                                                                       International Affiliate
Walter P. Babich                            Richelle S. Maestro                        Delaware International Advisers Ltd.
Board Chairman                              Senior Vice President,                     London, England
Citadel Construction Corporation            General Counsel and Secretary
King of Prussia, PA                         Delaware Investments Family of Funds       National Distributor
                                            Philadelphia, PA                           Delaware Distributors, L.P.
David K. Downes                                                                        Philadelphia, PA
President and Chief Executive Officer
Delaware Investments Family of Funds                                                   Shareholder Servicing, Dividend
Philadelphia, PA                                                                       Disbursing and Transfer Agent
                                                                                       Delaware Service Company, Inc.
John H. Durham                                                                         2005 Market Street
Private Investor                                                                       Philadelphia, PA 19103-7094
Gwynedd Valley, PA
                                                                                       For Shareholders
John A. Fry                                                                            800 523-1918
President
Franklin & Marshall College                                                            For Securities Dealers and Financial
Lancaster, PA                                                                          Institutions Representatives Only
                                                                                       800 362-7500
Anthony D. Knerr
Managing Director                                                                      Web site
Anthony Knerr & Associates                                                             www.delawareinvestments.com
New York, NY

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

(7817)                                                        Printed in the USA
AR-006 [4/03] VGR 6/03                                                     J9218

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in ensuring that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Exhibits

(a)  Code of Ethics

     Not applicable.

(b) (1) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Tax-Free Money Fund

By:    David K. Downes
Title: President
Date:  July 9, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    David K. Downes
Title: President
Date:  July 9, 2003

By:     Michael P. Bishof
Title:  Treasurer
Date:   July 9, 2003